EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

16. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended		For the Nine Months Ended
	November 30,		November 30,
	2022	2021	2022	2021
Numerator:
Net income (loss) available to common shareholders	$(4,085,660)	$(7,094,442)	$(12,930,211)	$(47,831,733)

Effect of common stock equivalents
Add: interest expense on convertible debt	22,438	38,345	27,863	63,299
Add: amortization of debt discount	78,149	694,855	90,767	775,986
Add (less) loss (gain) on settlement of debt	—	—	(3,992)	—
Add (less) loss (gain) on change of derivative liabilities	—	—	(3,595)	372,502
Net income (loss) adjusted for common stock equivalents	(3,985,073)	(6,361,242)	(12,819,168)	(46,619,946)

Denominator:
Weighted average shares – basic	5,140,405,652	4,183,357,145	4,969,080,716	4,162,382,723

Net income (loss) per share – basic	$(0.00)	$(0.00)	$(0.00)	$(0.01)

Dilutive effect of common stock equivalents:
Convertible Debt	—	—	—	—
Preferred shares	—	—	—	—
Warrants	—	—	—	—
	—	—	—	—

Denominator:
Weighted average shares – diluted	5,140,405,652	4,183,357,145	4,969,080,716	4,162,382,723

Net income (loss) per share – diluted	$(0.00)	$(0.00)	$(0.00)	$(0.01)

The anti-dilutive shares of common stock equivalents for the three and six months ended November 30, 2022 and 2021 were as follows:

	For the Three Months Ended		For the Nine Months Ended
	November 30,		November 30,
	2022	2021	2022	2021

Convertible notes and accrued interest	836,425,685	3,432,063	836,425,685	3,432,063
Convertible Series F Preferred Shares*	—	—	—	—
Stock options and warrants	401,217,451	968,523,386	401,217,451	968,523,386
Total	1,237,643,136	971,955,449	1,237,643,136	971,955,449

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at November 30, 2022 and 2021 the dilutive effects would be as follows:

	For the Three and Nine Months Ended
	November 30
	2022	2021

Convertible Series F Preferred Shares	18,148,779,827	15,294,230,742

15. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 28,
	2022	2021
Numerator:
Net income (loss) available to common shareholders	$(62,197,484)	$(5,898,911)

Effect of common stock equivalents
Add: interest expense on convertible debt	24,954	1,647,935
Add: penalty interest on convertible debt		939,705
Add (less) loss (gain) on change of derivative liabilities	(372,214)	(764,025)
Net income (loss) adjusted for common stock equivalents	(62,544,744)	(4,075,296)

Denominator:
Weighted average shares - basic	4,029,658,082	1,015,115,270

Net income (loss) per share – basic	$(0.02)	$(0.01)

Denominator:
Weighted average shares – diluted	4,029,658,082	1,015,115,270

Net income (loss) per share – diluted	$(0.02)	$(0.01)

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2022 and February 28, 2021 were as follows:

	For the Year Ended
	February 28,	February 28,
	2022	2021
Convertible notes and accrued interest	4,927,561	4,842,500
Convertible Class F Preferred Shares	16,336,475,742	11,141,522,749
Stock options and warrants	1,256,845,661	619,523,492
Total	17,598,248,964	11,765,888,741